iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  34 .7%
Bank of America Corp. ..................... 1,960,639 $ 121,461,586
Bank OZK ............................. 29,607 1,518,839
BOK Financial Corp. ....................... 6,475 914,853
Citigroup, Inc. ........................... 512,192 67,839,830
Citizens Financial Group, Inc. ................ 126,956 9,096,397
Commerce Bancshares, Inc. ................. 40,709 2,412,822
Cullen/Frost Bankers, Inc. ................... 18,911 3,145,656
East West Bancorp, Inc. .................... 41,211 5,398,641
Fifth Third Bancorp ....................... 271,985 15,367,153
First Citizens BancShares, Inc. , Class A .......... 2,797 6,116,060
First Financial Bankshares, Inc. ............... 39,169 1,376,399
First Horizon Corp. ........................ 142,979 3,665,982
FNB Corp. ............................. 107,255 2,027,119
Glacier Bancorp, Inc. ...................... 38,656 1,905,354
Home BancShares, Inc. .................... 56,099 1,742,996
Huntington Bancshares, Inc. ................. 608,334 10,366,011
JPMorgan Chase & Co. .................... 804,664 283,072,749
KeyCorp ............................... 276,936 6,255,984
M&T Bank Corp. ......................... 43,958 10,826,416
Pinnacle Financial Partners, Inc. ............... 45,260 4,762,710
PNC Financial Services Group, Inc. (The) ........ 120,595 30,133,073
Popular, Inc. ............................ 19,451 3,408,010
Prosperity Bancshares, Inc. .................. 35,353 2,646,879
Regions Financial Corp. .................... 256,282 7,931,928
SOUTHSTATE BANK CORP. ................. 29,456 3,095,531
Truist Financial Corp. ...................... 374,301 19,403,764
U.S. Bancorp ........................... 466,187 29,374,443
UMB Financial Corp. ...................... 21,539 3,138,878
United Bankshares, Inc. .................... 39,812 1,928,891
Valley National Bancorp .................... 143,627 2,052,430
Webster Financial Corp. .................... 48,815 3,769,494
Wells Fargo & Co. ........................ 918,986 79,446,340
Western Alliance Bancorp ................... 30,929 2,489,475
Wintrust Financial Corp. .................... 20,331 3,243,608
Zions Bancorp NA ........................ 43,783 3,051,675
754,387,976
a
Capital Markets  —  30 .3%
Affiliated Managers Group, Inc. ............... 7,967 2,921,738
Ameriprise Financial, Inc. ................... 26,972 14,722,396
Ares Management Corp. , Class A .............. 63,357 8,115,398
Bank of New York Mellon Corp. (The) ........... 206,125 32,223,521
BlackRock, Inc.
(a)
......................... 43,352 47,270,587
Blackstone, Inc. .......................... 223,110 28,502,302
Blue Owl Capital, Inc. , Class A ................ 192,304 1,980,731
Carlyle Group, Inc. (The) .................... 77,763 3,578,653
Cboe Global Markets, Inc. ................... 31,116 9,653,117
Charles Schwab Corp. (The) ................. 490,932 51,665,684
CME Group, Inc. , Class A ................... 108,829 29,143,318
Coinbase Global, Inc. , Class A
(b)
............... 66,768 9,765,488
Evercore, Inc. , Class A ..................... 11,514 3,690,928
FactSet Research Systems, Inc. ............... 10,993 2,893,358
Franklin Resources, Inc. .................... 92,563 3,134,183
Galaxy Digital, Inc. , Class A
(b)
................. 58,029 1,219,189
Goldman Sachs Group, Inc. (The) ............. 88,593 90,221,339
Hamilton Lane, Inc. , Class A ................. 12,283 1,092,082
Houlihan Lokey, Inc. , Class A ................. 16,305 2,046,114
Interactive Brokers Group, Inc. , Class A .......... 133,918 11,783,445
Intercontinental Exchange, Inc. ............... 169,862 25,900,558
Invesco Ltd. ............................ 133,531 3,952,518
Jefferies Financial Group, Inc. ................ 49,131 2,682,553
KKR & Co., Inc. .......................... 207,694 21,066,402
Security Shares Value
a
Capital Markets (continued)
Lazard, Inc. , Class A ....................... 32,168 $ 1,363,280
LPL Financial Holdings, Inc. .................. 24,033 8,500,472
MarketAxess Holdings, Inc. .................. 10,200 1,655,460
Moody's Corp. ........................... 45,128 21,588,333
Morgan Stanley .......................... 359,984 75,747,833
Morningstar, Inc. ......................... 6,615 1,273,851
MSCI, Inc. , Class A ....................... 21,882 12,521,756
Nasdaq, Inc. ............................ 134,087 12,629,655
Northern Trust Corp. ....................... 55,531 10,117,193
Raymond James Financial, Inc. ............... 52,078 9,164,686
Robinhood Markets, Inc. , Class A
(b)
............. 237,628 20,569,080
S&P Global, Inc. ......................... 91,051 37,506,638
SEI Investments Co. ....................... 27,569 2,839,056
State Street Corp. ........................ 83,184 15,319,165
Stifel Financial Corp. ...................... 46,234 3,833,261
T Rowe Price Group, Inc. ................... 64,351 7,191,224
TPG, Inc. , Class A ........................ 40,550 1,770,413
Tradeweb Markets, Inc. , Class A ............... 34,965 3,513,982
Virtu Financial, Inc. , Class A .................. 24,505 1,439,179
657,770,119
a
Consumer Finance  —  5 .4%
Ally Financial, Inc. ........................ 83,601 3,622,431
American Express Co. ..................... 159,825 53,741,156
Capital One Financial Corp. .................. 186,878 39,059,371
Credit Acceptance Corp.
(b) (c)
.................. 1,779 1,012,091
FirstCash Holdings, Inc. .................... 11,641 2,374,880
OneMain Holdings, Inc. , Class A ............... 34,820 2,179,036
SLM Corp. ............................. 56,113 1,458,657
SoFi Technologies, Inc.
(b) (c)
................... 385,357 6,285,173
Synchrony Financial ....................... 101,020 7,656,306
117,389,101
a
Financial Services  —  29 .4%
Apollo Global Management, Inc. ............... 138,588 17,405,267
Berkshire Hathaway, Inc. , Class B
(b)
............ 550,554 281,630,393
Corebridge Financial, Inc. ................... 73,193 2,282,890
Equitable Holdings, Inc. .................... 80,205 3,821,768
Essent Group Ltd. ........................ 27,934 1,842,527
Mastercard, Inc. , Class A .................... 242,308 138,866,715
MGIC Investment Corp. .................... 64,095 1,925,414
Radian Group, Inc. ........................ 40,280 1,570,517
Rocket Companies, Inc. , Class A
(b)
............. 294,995 3,805,435
UWM Holdings Corp. ...................... 95,511 173,830
Visa, Inc. , Class A ........................ 498,415 182,484,684
Voya Financial, Inc. ....................... 27,377 2,722,095
638,531,535
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,549,968,377 ) ............................... 2,168,078,731
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (d) (e)
..................... 198,386 198,445
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (d)
............................ 3,708,256 3,708,256
a
Total Short-Term Securities — 0.2%
(Cost: $ 3,906,682 ) .................................. 3,906,701

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Security Shares Value
a
Total Investments — 100 .0%
(Cost: $ 1,553,875,059 ) ............................... $ 2,171,985,432
Other Assets Less Liabilities — 0 .0% ..................... 599,699
Net Assets — 100.0% ................................. $ 2,172,585,131
(a)
Affiliate of the Fund.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 2,000,168  $ —  $ (1,801,844)
(a)
$ 301  $ (180) $ 198,445  198,386  $ 4,398
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 3,706,117  2,139
(a)
—  —  —  3,708,256  3,708,256  23,475  —
BlackRock, Inc. .. 45,935,885  2,898,370  (2,690,949) 671,201  456,080  47,270,587  43,352  237,623  —
$ —  $ 671,502  $ 455,900
$ 51,177,288
$ 265,496  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 25 09/18/26 $ 4,403 $ 102,450

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 2,166,859,542  $ 1,219,189  $ —  $ 2,168,078,731
Short-Term Securities
Money Market Funds ........................................ 3,906,701  —  —  3,906,701
$ 2,170,766,243  $ 1,219,189  $ —  $ 2,171,985,432
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 102,450  $ —  $ —  $ 102,450
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)